Information Provided in Connection with Investments in Deferred Annuity Contracts and SignatureNotes Issued or Assumed by John Hancock Life Insurance Company (U.S.A.)	12 Months Ended
Dec. 31, 2022
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Information Provided in Connection with Investments in Deferred Annuity Contracts and SignatureNotes Issued or Assumed by John Hancock Life Insurance Company (U.S.A.)
Note 24    Information Provided in Connection with Investments in Deferred Annuity Contracts and
Signature
Notes Issued or Assumed by John Hancock Life Insurance Company (U.S.A.)
The following condensed consolidated financial information, presented in accordance with IFRS, and the related disclosure have been included in these Consolidated Financial Statements with respect to JHUSA in compliance with Regulation
S-X
and Rule
12h-5
of the United States Securities and Exchange Commission (the “Commission”). These financial statements are incorporated by reference in certain of the MFC and its subsidiaries registration statements that are described below and relate to MFC’s guarantee of certain securities to be issued by its subsidiaries.
JHUSA maintains a book of deferred annuity contracts that feature a market value adjustment, some of which are registered with the Commission. The deferred annuity contracts may contain variable investment options along with fixed investment period options, or may offer only fixed investment period options. The fixed investment period options enable the participant to invest fixed amounts of money for fixed terms at fixed interest rates, subject to a market value adjustment if the participant desires to terminate a fixed investment period before its maturity date. The annuity contract provides for the market value adjustment to keep the parties whole with respect to the fixed interest bargain for the entire fixed investment period. These fixed investment period options that contain a market value adjustment feature are referred to as “MVAs”.
JHUSA has sold medium-term notes to retail investors under its
Signature
Notes program.
Effective December 31, 2009, John Hancock Variable Life Insurance Company (the “Variable Company”) and John Hancock Life Insurance Company (the “Life Company”) merged with and into JHUSA. In connection with the mergers, JHUSA assumed the Variable Company’s rights and obligations with respect to the MVAs issued by the Variable Company and the Life Company’s rights and obligations with respect to the
Signature
Notes issued by the Life Company.
MFC fully and unconditionally guaranteed the payment of JHUSA’s obligations under the MVAs and under the
Signature
Notes (including the MVAs and
Signature
Notes assumed by JHUSA in the merger), and such MVAs and the
Signature
Notes were registered with the Commission. The
Signature
Notes and MVAs assumed or issued by JHUSA are collectively referred to in this note as the “Guaranteed Securities”. JHUSA is, and each of the Variable Company and the Life Company was, a wholly owned subsidiary of MFC.
MFC’s guarantees of the Guaranteed Securities are unsecured obligations of MFC and are subordinated in right of payment to the prior payment in full of all other obligations of MFC, except for other guarantees or obligations of MFC which by their terms are designated as ranking equally in right of payment with or subordinate to MFC’s guarantees of the Guaranteed Securities.
The laws of the State of New York govern MFC’s guarantees of the
Signature
Notes issued or assumed by JHUSA and the laws of the Commonwealth of Massachusetts govern MFC’s guarantees of the MVAs issued or assumed by JHUSA. MFC has consented to the jurisdiction of the courts of New York and Massachusetts. However, because a substantial portion of MFC’s assets are located outside the United States, the assets of MFC located in the United States may not be sufficient to satisfy a judgment given by a federal or state court in the United States to enforce the subordinate guarantees. In general, the federal laws of Canada and the laws of the Province of Ontario, where MFC’s principal executive offices are located, permit an action to be brought in Ontario to enforce such a judgment provided that such judgment is subsisting and unsatisfied for a fixed sum of money and not void or voidable in the United States and a Canadian court will render a judgment against MFC in a certain dollar amount, expressed in Canadian dollars, subject to customary qualifications regarding fraud, violations of public policy, laws limiting the enforcement of creditor’s rights and applicable statutes of limitations on judgments. There is currently no public policy in effect in the Province of Ontario that would support avoiding the recognition and enforcement in Ontario of a judgment of a New York or Massachusetts court on MFC’s guarantees of the
Signature
Notes issued or assumed by JHUSA or a Massachusetts court on guarantees of the MVAs issued or assumed by JHUSA.
MFC is a holding company. MFC’s assets primarily consist of investments in its subsidiaries. MFC’s cash flows primarily consist of dividends and interest payments from its operating subsidiaries, offset by expenses and shareholder dividends and MFC stock repurchases. As a holding company, MFC’s ability to meet its cash requirements, including, but not limited to, paying any amounts due under its guarantees, substantially depends upon dividends from its operating subsidiaries.
These subsidiaries are subject to certain regulatory restrictions under laws in Canada, the United States and certain other countries, which may limit their ability to pay dividends or make contributions or loans to MFC. For example, some of MFC’s subsidiaries are subject to restrictions prescribed by the ICA on their ability to declare and pay dividends. The restrictions related to dividends imposed by the ICA are described in note 13.

In the United States, insurance laws in Michigan, New York, and Massachusetts, the jurisdictions in which certain of MFC’s U.S. insurance company subsidiaries are domiciled, impose general limitations on the payment of dividends and other upstream distributions or loans by these insurance subsidiaries. These limitations are described in note 13.
In Asia, the insurance laws of the jurisdictions in which MFC operates either provide for specific restrictions on the payment of dividends or other distributions or loans by subsidiaries or impose solvency or other financial tests, which could affect the ability of subsidiaries to pay dividends in certain circumstances.
There can be no assurance that any current or future regulatory restrictions in Canada, the United States or Asia will not impair MFC’s ability to meet its cash requirements, including, but not limited to, paying any amounts due under its guarantees.
The following condensed consolidated financial information, presented in accordance with IFRS, reflects the effects of the mergers and is provided in compliance with Regulation
S-X
and in accordance with Rule
12h-5
of the Commission.
Condensed Consolidated Statement of Financial Position

As at December 31, 2022	MFC (Guarantor)	JHUSA (Issuer)	Other subsidiaries	Consolidation adjustments	Consolidated MFC
Assets
Invested assets	$63	$116,463	$297,996	$(521)	$414,001
Investments in unconsolidated subsidiaries	67,209	8,819	22,053	(98,081)	–
Reinsurance assets	–	61,511	12,137	(25,936)	47,712
Other assets	334	9,456	48,135	(19,259)	38,666
Segregated funds net assets	–	173,417	177,361	(2,216)	348,562
Total assets	$67,606	$369,666	$557,682	$(146,013)	$848,941
Liabilities and equity
Insurance contract liabilities	$–	$156,205	$241,830	$(26,630)	$371,405
Investment contract liabilities	–	1,418	1,830	–	3,248
Other liabilities	451	20,159	55,304	(18,923)	56,991
Long-term debt	6,234	–	–	–	6,234
Capital instruments	4,860	614	648	–	6,122
Segregated funds net liabilities	–	173,417	177,361	(2,216)	348,562
Shareholders’ and other equity holders’ equity	56,061	17,853	80,391	(98,244)	56,061
Participating policyholders’ equity	–	–	(1,346)	–	(1,346)
Non-controlling interests	–	–	1,664	–	1,664
Total liabilities and equity	$67,606	$369,666	$557,682	$(146,013)	$848,941
Condensed Consolidated Statement of Financial Position

As at December 31, 2021	MFC (Guarantor)	JHUSA (Issuer)	Other subsidiaries	Consolidation adjustments	Consolidated MFC
Assets
Invested assets	$78	$116,705	$310,679	$(364)	$427,098
Investments in unconsolidated subsidiaries	68,655	9,107	20,788	(98,550)	–
Reinsurance assets	–	63,838	11,309	(30,568)	44,579
Other assets	211	18,085	49,956	(22,074)	46,178
Segregated funds net assets	–	204,493	197,220	(1,925)	399,788
Total assets	$68,944	$412,228	$589,952	$(153,481)	$917,643
Liabilities and equity
Insurance contract liabilities	$–	$166,535	$257,044	$(31,304)	$392,275
Investment contract liabilities	–	1,227	1,890	–	3,117
Other liabilities	899	21,806	50,836	(21,809)	51,732
Long-term debt	4,882	–	–	–	4,882
Capital instruments	4,755	579	1,646	–	6,980
Segregated funds net liabilities	–	204,493	197,220	(1,925)	399,788
Shareholders’ and other equity holders’ equity	58,408	17,588	80,855	(98,443)	58,408
Participating policyholders’ equity	–	–	(1,233)	–	(1,233)
Non-controlling interests	–	–	1,694	–	1,694
Total liabilities and equity	$68,944	$412,228	$589,952	$(153,481)	$917,643

Condensed Consolidated Statement of Income

For the year ended December 31, 2022	MFC (Guarantor)	JHUSA (Issuer)	Other subsidiaries	Consolidation adjustments	Consolidated MFC
Revenue
Gross premiums	$–	$7,924	$37,041	$(863)	$44,102
Premiums ceded to reinsurers	–	(2,561)	(4,662)	974	(6,249)
Net premium income	–	5,363	32,379	111	37,853
Net investment income (loss)	554	(9,714)	(19,446)	(1,264)	(29,870)
Other revenue	(36)	281	7,871	1,048	9,164
Total revenue	518	(4,070)	20,804	(105)	17,147
Contract benefits and expenses
Net benefits and claims	–	(8,505)	(1,572)	778	(9,299)
Commissions, investment and general expenses	42	3,099	13,798	(1,034)	15,905
Other expenses	440	264	939	151	1,794
Total contract benefits and expenses	482	(5,142)	13,165	(105)	8,400
Income (loss) before income taxes	36	1,072	7,639	–	8,747
Income tax (expense) recovery	32	(23)	(1,574)	–	(1,565)
Income (loss) after income taxes	68	1,049	6,065	–	7,182
Equity in net income (loss) of unconsolidated subsidiaries	7,226	997	2,046	(10,269)	–
Net income (loss)	$7,294	$2,046	$8,111	$(10,269)	$7,182
Net income (loss) attributed to:
Non-controlling interests	$–	$–	$(1)	$–	$(1)
Participating policyholders	–	(236)	125	–	(111)
Shareholders and other equity holders	7,294	2,282	7,987	(10,269)	7,294
	$7,294	$2,046	$8,111	$(10,269)	$7,182
Condensed Consolidated Statement of Income

For the year ended December 31, 2021	MFC (Guarantor)	JHUSA (Issuer)	Other subsidiaries	Consolidation adjustments	Consolidated MFC
Revenue
Gross premiums	$–	$7,782	$37,563	$(1,001)	$44,344
Premiums ceded to reinsurers	–	(3,243)	(3,031)	995	(5,279)
Net premium income	–	4,539	34,532	(6)	39,065
Net investment income (loss)	530	3,779	8,440	(1,125)	11,624
Other revenue	33	2,042	9,605	(548)	11,132
Total revenue	563	10,360	52,577	(1,679)	61,821
Contract benefits and expenses
Net benefits and claims	–	6,478	28,467	877	35,822
Commissions, investment and general expenses	12	3,451	14,419	(1,436)	16,446
Other expenses	390	212	1,946	(1,120)	1,428
Total contract benefits and expenses	402	10,141	44,832	(1,679)	53,696
Income (loss) before income taxes	161	219	7,745	–	8,125
Income tax (expense) recovery	(28)	115	(1,300)	–	(1,213)
Income (loss) after income taxes	133	334	6,445	–	6,912
Equity in net income (loss) of unconsolidated subsidiaries	6,972	1,218	1,552	(9,742)	–
Net income (loss)	$7,105	$1,552	$7,997	$(9,742)	$6,912
Net income (loss) attributed to:
Non-controlling interests	$–	$–	$255	$–	$255
Participating policyholders	–	(4)	(448)	4	(448)
Shareholders	7,105	1,556	8,190	(9,746)	7,105
	$7,105	$1,552	$7,997	$(9,742)	$6,912

Consolidated Statement of Cash Flows

For the year ended December 31, 2022	MFC (Guarantor)	JHUSA (Issuer)	Other subsidiaries	Consolidation adjustments	Consolidated MFC
Operating activities
Net income (loss)	$7,294	$2,046	$8,111	$(10,269)	$7,182
Adjustments:
Equity in net income of unconsolidated subsidiaries	(7,226)	(997)	(2,046)	10,269	–
Increase (decrease) in insurance contract liabilities	–	(20,032)	(13,381)	–	(33,413)
Increase (decrease) in investment contract liabilities	–	44	(3)	–	41
(Increase) decrease in reinsurance assets excluding coinsurance transactions	–	6,869	(6,710)	–	159
Amortization of (premium) discount on invested assets	–	46	(78)	–	(32)
Other amortization	9	125	404	–	538
Net realized and unrealized (gains) losses and impairment on assets	(36)	15,150	32,156	–	47,270
Gain on U.S. variable annuity reinsurance transaction (pre-tax)	–	(1,026)	(44)	–	(1,070)
Gain on derecognition of Joint Venture interest during Manulife TEDA acquisition (pre-tax)	–	–	(95)	–	(95)
Deferred income tax expense (recovery)	(33)	294	470	–	731
Stock option expense	–	(3)	8	–	5
Cash provided by (used in) operating activities before undernoted items	8	2,516	18,792	–	21,316
Dividends from unconsolidated subsidiary	6,200	399	734	(7,333)	–
Cash decrease due to U.S. variable annuity reinsurance transaction	–	(1,263)	(114)	–	(1,377)
Changes in policy related and operating receivables and payables	45	2,805	(5,054)	–	(2,204)
Cash provided by (used in) operating activities	6,253	4,457	14,358	(7,333)	17,735
Investing activities
Purchases and mortgage advances	–	(28,798)	(82,970)	–	(111,768)
Disposals and repayments	1	23,505	69,901	–	93,407
Changes in investment broker net receivables and payables	–	(11)	(56)	–	(67)
Net cash increase (decrease) from sale (purchase) of subsidiary	–	–	(182)	–	(182)
Investment in common shares of subsidiaries	(2,479)	–	–	2,479	–
Capital contribution to unconsolidated subsidiaries	–	(1)	–	1	–
Return of capital from unconsolidated subsidiaries	–	19	–	(19)	–
Notes receivable from parent	–	–	415	(415)	–
Notes receivable from subsidiaries	46	(7)	–	(39)	–
Cash provided by (used in) investing activities	(2,432)	(5,293)	(12,892)	2,007	(18,610)
Financing activities
Issue of long-term debt, net	946	–	–	–	946
Redemption of capital instruments	–	–	(1,000)	–	(1,000)
Secured borrowings	–	–	437	–	437
Change in repurchase agreements and securities sold but not yet purchased	–	–	(551)	–	(551)
Changes in deposits from Bank clients, net	–	–	1,703	–	1,703
Lease payments	–	(5)	(115)	–	(120)
Shareholders’ dividends and other equity distributions	(2,787)	–	–	–	(2,787)
Common shares repurchased	(1,884)	–	–	–	(1,884)
Common shares issued, net	23	–	2,479	(2,479)	23
Preferred shares and other equity issued, net	990	–	–	–	990
Preferred shares redeemed, net	(711)	–	–	–	(711)
Contributions from (distributions to) non-controlling interests, net	–	–	(51)	–	(51)
Dividends paid to parent	–	(734)	(6,599)	7,333	–
Capital contributions by parent	–	–	1	(1)	–
Return of capital to parent	–	–	(19)	19	–
Notes payable to parent	–	–	(39)	39	–
Notes payable to subsidiaries	(415)	–	–	415	–
Cash provided by (used in) financing activities	(3,838)	(739)	(3,754)	5,326	(3,005)
Cash and short-term securities
Increase (decrease) during the year	(17)	(1,575)	(2,288)	–	(3,880)
Effect of foreign exchange rate changes on cash and short-term securities	2	225	358	–	585
Balance, beginning of year	78	3,565	18,287	–	21,930
Balance, end of year	63	2,215	16,357	–	18,635
Cash and short-term securities
Beginning of year
Gross cash and short-term securities	78	4,087	18,429	–	22,594
Net payments in transit, included in other liabilities	–	(522)	(142)	–	(664)
Net cash and short-term securities, beginning of year	78	3,565	18,287	–	21,930
End of year
Gross cash and short-term securities	63	2,614	16,476	–	19,153
Net payments in transit, included in other liabilities	–	(399)	(119)	–	(518)
Net cash and short-term securities, end of year	$63	$2,215	$16,357	$–	$18,635
Supplemental disclosures on cash flow information:
Interest received	$512	$4,050	$8,732	$(1,161)	$12,133
Interest paid	424	118	1,867	(1,161)	1,248
Income taxes paid	–	124	1,114	–	1,238

Consolidated Statement of Cash Flows

For the year ended December 31, 2021	MFC (Guarantor)	JHUSA (Issuer)	Other subsidiaries	Consolidation adjustments	Consolidated MFC
Operating activities
Net income (loss)	$7,105	$1,552	$7,997	$(9,742)	$6,912
Adjustments:
Equity in net income of unconsolidated subsidiaries	(6,972)	(1,218)	(1,552)	9,742	–
Increase (decrease) in insurance contract liabilities	–	(562)	11,281	–	10,719
Increase (decrease) in investment contract liabilities	–	50	(6)	–	44
(Increase) decrease in reinsurance assets excluding coinsurance transactions	–	1,544	(790)	–	754
Amortization of (premium) discount on invested assets	–	57	124	–	181
Other amortization	16	124	389	–	529
Net realized and unrealized (gains) losses and impairment on assets	62	1,533	3,229	–	4,824
Deferred income tax expense (recovery)	34	190	(351)	–	(127)
Stock option expense	–	(2)	11	–	9
Cash provided by (used in) operating activities before undernoted items	245	3,268	20,332	–	23,845
Dividends from unconsolidated subsidiary	5,000	489	742	(6,231)	–
Changes in policy related and operating receivables and payables	(22)	424	(1,092)	–	(690)
Cash provided by (used in) operating activities	5,223	4,181	19,982	(6,231)	23,155
Investing activities
Purchases and mortgage advances	–	(31,746)	(89,219)	–	(120,965)
Disposals and repayments	–	27,194	69,534	–	96,728
Changes in investment broker net receivables and payables	–	(202)	16	–	(186)
Investment in common shares of subsidiaries	(3,700)	–	–	3,700	–
Net cash flows from acquisition and disposal of subsidiaries and businesses	–	–	(19)	–	(19)
Capital contribution to unconsolidated subsidiaries	–	(1)	–	1	–
Return of capital from unconsolidated subsidiaries	–	1	–	(1)	–
Notes receivable from parent	–	–	(129)	129	–
Notes receivable from subsidiaries	(13)	–	–	13	–
Cash provided by (used in) investing activities	(3,713)	(4,754)	(19,817)	3,842	(24,442)
Financing activities
Redemption of long-term debt	(1,250)	–	–	–	(1,250)
Redemption of capital instruments	(468)	–	(350)	–	(818)
Secured borrowings	–	–	26	–	26
Change in repurchase agreements and securities sold but not yet purchased	–	–	186	–	186
Changes in deposits from Bank clients, net	–	–	(164)	–	(164)
Lease payments	–	(7)	(117)	–	(124)
Shareholders’ dividends and other equity distributions	(2,500)	–	–	–	(2,500)
Contributions from (distributions to) non-controlling interests, net	–	–	(13)	–	(13)
Common shares issued, net	51	–	3,700	(3,700)	51
Preferred shares and other equity issued, net	3,171	–	–	–	3,171
Preferred shares redeemed, net	(612)	–	–	–	(612)
Dividends paid to parent	–	(742)	(5,489)	6,231	–
Capital contributions by parent	–	–	1	(1)	–
Return of capital to parent	–	–	(1)	1	–
Notes payable to parent	–	–	13	(13)	–
Notes payable to subsidiaries	129	–	–	(129)	–
Cash provided by (used in) financing activities	(1,479)	(749)	(2,208)	2,389	(2,047)
Cash and short-term securities
Increase (decrease) during the year	31	(1,322)	(2,043)	–	(3,334)
Effect of foreign exchange rate changes on cash and short-term securities	–	(20)	(299)	–	(319)
Balance, beginning of year	47	4,907	20,629	–	25,583
Balance, end of year	78	3,565	18,287	–	21,930
Cash and short-term securities
Beginning of year
Gross cash and short-term securities	47	5,213	20,907	–	26,167
Net payments in transit, included in other liabilities	–	(306)	(278)	–	(584)
Net cash and short-term securities, beginning of year	47	4,907	20,629	–	25,583
End of year
Gross cash and short-term securities	78	4,087	18,429	–	22,594
Net payments in transit, included in other liabilities	–	(522)	(142)	–	(664)
Net cash and short-term securities, end of year	$78	$3,565	$18,287	$–	$21,930
Supplemental disclosures on cash flow information:
Interest received	$499	$4,112	$7,847	$(1,082)	$11,376
Interest paid	396	73	1,594	(1,082)	981
Income taxes paid (refund)	–	(118)	689	–	571